LEASES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
LEASES
Lease liability, beginning	$ 36,496,000	$ 38,834,000	$ 33,805,000
Lease Principal Payments	(586,000)	(2,338,000)	(2,401,000)
Additions 1			120,000
Lease reassessment			7,310,000
Lease Liability, Ending	$ 35,910	$ 36,496,000	$ 38,834,000